Condensed Statement of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 48,837	$ (2,006)
Adjustments to reconcile net income to net cash used in operating activities:
Payment of formation costs through promissory note		175
Change in fair value of warrant liability	(656,200)
Transaction costs allocated to warrant liabilities	242,333
Interest earned on marketable securities held in Trust Account	(3,740)
Changes in operating assets and liabilities:
Accrued expenses		758
Prepaid expenses and other current assets	(344,648)
Accounts payable and accrued expenses	240,241
Net cash used in operating activities	(473,177)	(1,073)
Cash Flows from Investing Activities:
Investment into trust account	(175,000,000)
Net cash used in investing activities	(175,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid	171,940,000
Proceeds from sale of Placement Units	5,450,000
Proceeds from promissory note — related party		55,000
Repayment of promissory note – related party	(61,000)
Payment of offering costs	(400,131)	(66,896)
Net cash provided by financing activities	176,928,869	13,104
Net Change in Cash	1,455,692	12,031
Cash – Beginning of period	12,031
Cash – End of period	1,467,723	12,031
Non-cash investing and financing activities:
Deferred underwriting fee payable	6,565,000
Initial classification of common stock subject to possible redemption	161,045,270
Forfeiture of Founder Shares	(2)
Change in value of common stock subject to possible redemption	$ 290,860
Deferred offering costs included in accrued offering costs		105,841
Deferred offering costs paid through promissory note - related party		5,200
Class B Common Stock
Cash Flows from Financing Activities
Proceeds from issuance of Class B common stock to Sponsor		$ 25,000